Segment Reporting (Details) - Schedule of Geographic Areas - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 81,024	$ 79,294
Domestic United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	78,843	77,062
Non-domestic foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,181	$ 2,232